Cash Flow Reconciliations - Reconciliation of borrowing and derivatives arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year	$ 3,773,221	$ 3,147,395	$ 2,828,459
Liabilities/(assets) arising from financing activities at end of year	3,658,220	3,773,221	3,147,395
Borrowings | Proceeds from loans and bonds
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	471,867	2,138,035	905,730
Total change	471,867	2,138,035	905,730
Borrowings | Loans and bond repayments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(592,463)	(1,481,709)	(547,751)
Non-cash items		(8,063)
Total change	(592,463)	(1,489,772)	(547,751)
Borrowings | Payment for bond repurchase at premium
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows		(1,937)	(34,602)
Total change		(1,937)	(34,602)
Borrowings | Additions in deferred loan/bond fees
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(13,437)	(35,795)	(25,912)
Non-cash items	297	997	(910)
Deferred financing costs, assets	1,254	(6,442)	7,016
Total change	(11,886)	(41,240)	(19,806)
Borrowings | Deferred loan fees received
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	379	792
Total change	379	792
Borrowings | Amortization and write-off of deferred loan/bond issuance costs/premium (Note 19)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	20,286	22,876	14,154
Total change	20,286	22,876	14,154
Borrowings | Retranslation of the NOK Bonds in USD
Disclosure of reconciliation of liabilities arising from financing activities
Other comprehensive loss/(income)	(3,184)	3,248	1,211
Non-cash items		(6,176)
Total change	(3,184)	(2,928)	1,211
Derivatives
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year	107,760	45,931	(3,096)
Liabilities/(assets) arising from financing activities at end of year	51,703	107,760	45,931
Derivatives | Unrealized (gain) loss on derivative financial instruments held for trading (Note 26)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	(59,407)	64,044	54,050
Total change	(59,407)	64,044	54,050
Derivatives | Ineffective portion of cash flow hedges (Note 26)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	5	323	151
Total change	5	323	151
Derivatives | Payment for interest rate swaps termination
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows		(31,662)
Total change		(31,662)
Derivatives | Proceeds from entering into interest rate swaps
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows		31,622
Total change		31,622
Derivatives | Payment for CCS termination/modification
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows		(4,052)	(3,731)
Non-cash items		4,052	(4,051)
Total change			(7,782)
Derivatives | Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments
Disclosure of reconciliation of liabilities arising from financing activities
Other comprehensive loss/(income)	3,345	(2,498)	2,608
Total change	3,345	(2,498)	2,608
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year	196,170	204,930	213,374
Liabilities/(assets) arising from financing activities at end of year	302,850	196,170	204,930
Lease liabilities | Lease charge (Note 19)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	10,269	9,921	10,506
Total change	10,269	9,921	10,506
Lease liabilities | Additions
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	121,520	2,155	1,462
Total change	121,520	2,155	1,462
Lease liabilities | Payments for interest
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(10,269)	(9,911)	(10,521)
Total change	(10,269)	(9,911)	(10,521)
Lease liabilities | Payments for lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(14,843)	(11,150)	(9,950)
Non-cash items	3	225	59
Total change	$ (14,840)	$ (10,925)	$ (9,891)